Revenues - Schedule of Contract Liabilities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)
Schedule Of Contract Liabilities Abstract
Revenue beginning balance	¥ 19,991	$ 2,858	¥ 39,281	$ 5,617	¥ 2,698	$ 386
Revenue ending balance	34,640	4,953	19,991	2,858	39,281	5,617
Addition	1,868,951	267,257	1,566,350	223,985	1,402,448	200,547
Recognized as revenue	¥ (1,854,302)	$ (265,162)	¥ (1,585,640)	$ (226,744)	¥ (1,365,865)	$ (195,316)